Changes in retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Changes in retained earnings [Abstract]
Beginning balance	₩ 53,173,871	₩ 48,187,241
Net profit for the period attributed to owner of the Company	1,298,720	7,048,581	₩ 13,289,127
Changes in equity method retained earnings [Abstract]
Beginning balance	(4,943)	(2,411)
Ending balance	5,122	(4,943)	(2,411)
Changes	10,065	(2,532)
Remeasurements of defined benefit liability, net of tax	158,991	(69,330)
Dividend paid	(1,271,089)	(1,990,089)	(320,982)
Ending balance	₩ 53,370,558	₩ 53,173,871	₩ 48,187,241